GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

One East Main Street

P.O. Box 2719

Madison, Wisconsin  53701-2719

Telephone:  (608) 257-3911     Fax:  (608) 257-0609

May 1, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:

Lifetime Achievement Fund, Inc. (Registration Nos. 333-95817; 811-09749)

Ladies and Gentlemen:

On behalf of Lifetime Achievement Fund, Inc. (the “Company”), in lieu of filing the form of the Company’s Prospectus and Statement of Additional Information (“SAI”) included in Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A which will be used by the Company after the effective date of Post-Effective Amendment No. 9 as required by Rule 497(c), we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Prospectus and SAI that would have been filed pursuant to Rule 497(c) under the Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 9.  The text of Post-Effective Amendment No. 9, which went effective on April 30, 2007, was filed electronically via EDGAR on April 16, 2007.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Pamela M. Krill

Pamela M. Krill

cc:

Deborah L. Koch

Michael R. Thill